DEPRECIATION, SHARE-BASED PAYMENTS, EMPLOYEE AND OTHER EXPENSES (Details) - USD ($)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Expense by nature
COST OF GOODS SOLD	$ 3,477,821	$ 7,091,761	$ 6,938,134
Selling expenses	886,226	696,638	655,669
General and administrative expenses	15,684,783	19,182,787	13,913,076
Product development and clinical trials expenses	17,489,092	19,364,503	17,181,395
Total Expenses	34,060,101	39,243,928	31,750,140
Depreciation	534,545	755,734	503,709
Share-based payments	2,484,542	1,810,111	4,114,165
Cash-based employee expenses	10,562,480	11,759,114	10,230,663
Depreciation
Expense by nature
COST OF GOODS SOLD	59,115	209,613	165,884
General and administrative expenses	93,196	119,977	78,544
Product development and clinical trials expenses	382,234	426,144	259,281
Share-based payments
Expense by nature
COST OF GOODS SOLD	70,242	45,803	310,360
Selling expenses	98,379	138,334	120,780
General and administrative expenses	1,080,627	510,508	1,323,583
Product development and clinical trials expenses	1,235,294	1,115,466	2,359,442
Cash-based employee expenses
Expense by nature
COST OF GOODS SOLD	2,595,654	2,753,841	3,070,566
Selling expenses	202,261	109,150	31,447
General and administrative expenses	2,792,897	2,713,110	2,128,392
Product development and clinical trials expenses	4,971,668	6,183,013	5,000,258
Litigation expenses
Expense by nature
General and administrative expenses	2,410,350	13,170,138	7,058,226
Expenses related to the financing
Expense by nature
General and administrative expenses	5,447,182
Other expenses
Expense by nature
COST OF GOODS SOLD	752,810	4,082,504	3,391,324
Selling expenses	585,586	449,154	503,442
General and administrative expenses	3,860,531	2,669,054	3,324,331
Product development and clinical trials expenses	$ 10,899,896	$ 11,639,880	$ 9,562,414